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                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-147007


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT FIVE
                          SUPPLEMENT TO THE PROSPECTUS

            SEASONS ADVISOR III VARIABLE ANNUITY DATED APRIL 30, 2008
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In the section titled MARKETLOCK FOR LIFE PLUS under the heading "Are there investment requirements if I elect MarketLock For Life Plus?" all references to "+6% Option" are deleted in their entirety. In addition, the 1-Year Fixed Account found under Investment Group A in the table on page 38 is hereby deleted.

The following replaces the "MarketLock For Life Plus Examples" in the "APPENDIX B -- OPTIONAL LIVING BENEFITS EXAMPLES" section of the prospectus:

MARKETLOCK FOR LIFE PLUS EXAMPLES
The following examples demonstrate the operation of the MarketLock For Life Plus feature:

EXAMPLE 1:
Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000. Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (7% x $100,000) which equals $7,000. On your first contract anniversary, your Income Base is adjusted to $107,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount, if you were to start taking withdrawals after the first contract anniversary, is 5% of the Income Base (5% x $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2:
Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the sixth contract anniversary. Assume further that on your first contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your

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contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:

-------------------------------------------------------------------------------------
  CONTRACT    CONTRACT      INCOME     INCOME CREDIT     INCOME     MAXIMUM ANNUAL
ANNIVERSARY    VALUE         BASE           BASE         CREDIT    WITHDRAWAL AMOUNT
-------------------------------------------------------------------------------------
    1st       $103,000     $107,000       $100,000       $ 7,000        $ 5,350
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    2nd       $223,000     $221,000       $200,000       $14,000        $11,050
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    3rd       $223,000     $235,000       $200,000       $14,000        $11,750
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    4th       $223,000     $249,000       $200,000       $14,000        $12,450
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    5th       $253,000     $295,100       $230,000       $16,100        $14,755
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    6th       $303,000     $311,200       $230,000       $16,100        $15,560
-------------------------------------------------------------------------------------

Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year (100% of $100,000). On your second contract anniversary, your Income Credit is $14,000 (7% x $200,000) and your Income Base equals $221,000 ($207,000 + $14,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base).

However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $279,000 ($249,000 + $30,000).
On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 x 7%). Your Income Base equals $295,100 ($279,000 + $16,100). Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the sixth contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:
Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are as follows:

------------------------------------------------------------------------------------
 CONTRACT     CONTRACT     INCOME      INCOME CREDIT     INCOME     MAXIMUM ANNUAL
ANNIVERSARY     VALUE       BASE            BASE         CREDIT    WITHDRAWAL AMOUNT
------------------------------------------------------------------------------------
    1st       $103,000    $107,000        $100,000       $7,000         $5,350
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    2nd       $115,000    $115,000        $115,000        N/A*          $5,750
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    3rd       $107,000    $123,050        $115,000       $8,050         $6,153
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    4th       $110,000    $131,100        $115,000       $8,050         $6,555
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    5th       $140,000    $140,000        $140,000        N/A*          $7,000
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    6th       $145,000    $149,800        $140,000       $9,800         $7,490
------------------------------------------------------------------------------------


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* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.

On your sixth contract anniversary, your contract value is $145,000, your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:
Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the sixth contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base remain unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 minus 4% of $149,800 equals $5,992). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Income Credit is 7% of your new Income Credit Base (7% x $134,400), which equals $9,408. This Income Credit of $9,408 will not be available to you on your eighth anniversary because you took a withdrawal in the seventh contract year. However, if you do not take any withdrawals in your eighth contract year, the Income Credit will be available to you on your ninth anniversary. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 x 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.







Dated: May 23, 2008




               Please keep this Supplement with your Prospectus.